Business Segment Information	12 Months Ended
Dec. 31, 2016
Notes
Business Segment Information

Note 10:  Business Segment Information

The following table sets forth financial information regarding the Company’s two reportable business segments for the year ended December 31, 2016.

Year ended or as of December 31, 2016	Life and Health	Annuities	Total
Revenues

Life and health premiums, net	$ (21)	$ -	$ (21)
Contract charges	-	-	-
Net investment income	376	-	376
Net realized investment gains	-	-	-
Other income	3,415	-	3,415

Total revenues	3,770	-	3,770

Benefits and expenses
Life and health insurance claims and benefits, net	(1)	-	(1)
Interest credited to policyholder account balances	-	-	-
Operating and other expenses	1,033	16	1,049

Total benefits and expenses	1,032	16	1,048

Income before income taxes	2,738	(16)	2,722

Income tax expense (benefit)	892	(5)	887

Net income	1,846	(11)	1,835

Change in unrealized (losses), net of tax (benefit)	(98)	-	(98)

Other comprehensive (loss)	(98)	-	(98)

Total comprehensive income (loss)	$ 1,748	$ (11)	$ 1,737

Reinsurance recoverable from affiliate	$ 23,687	$ -	$ 23,687
Assets on deposit	-	1,619,113	1,619,113
Claim and policy benefit reserves - life and health	20,344	1,162	21,506
Policyholder account balances	3,335	1,619,113	1,622,448

The following table sets forth financial information regarding the Company’s two reportable business segments for the year ended December 31, 2015.

Year ended or as of December 31, 2015	Life and Health	Annuities	Total
Revenues

Life and health premiums, net	$ (1,175)	$ -	$ (1,175)
Contract charges	18	-	18
Net investment income	366	-	366
Net realized investment gains	117	-	117
Other income	5,336	-	5,336

Total revenues	4,662	-	4,662

Benefits and expenses
Life and health insurance claims and benefits, net	(1,204)	-	(1,204)
Interest credited to policyholder account balances	4	-	4
Operating and other expenses	1,633	-	1,633

Total benefits and expenses	433	-	433

Income before income taxes	4,229	-	4,229

Income tax expense	1,449	-	1,449

Net income	2,780	-	2,780

Change in unrealized (losses), net of tax (benefit)	(447)	-	(447)

Other comprehensive (loss)	(447)	-	(447)

Total comprehensive income	$ 2,333	$ -	$ 2,333

Reinsurance recoverable from affiliate	$ 24,628	$ -	$ 24,628
Assets on deposit	-	947,595	947,595
Claim and policy benefit reserves - life and health	21,077	460	21,537
Policyholder account balances	3,473	947,595	951,068

The following table sets forth financial information regarding the Company’s two reportable business segments for the year ended December 31, 2014.

Year ended or as of December 31, 2014	Life and Health	Annuities	Total
Revenues

Life and health premiums, net	$ 127	$ -	$ 127
Contract charges	24	-	24
Net investment income	278	-	278

Total revenues	429	-	429

Benefits and expenses
Life and health insurance claims and benefits, net	112	-	112
Interest credited to policyholder account balances	8	-	8
Operating and other expenses	137	-	137

Total benefits and expenses	257	-	257

Income before income taxes	172	-	172

Income tax expense	11	-	11

Net income	161	-	161

Change in unrealized (losses), net of tax (benefit)	(47)	-	(47)

Other comprehensive (loss)	(47)	-	(47)

Total comprehensive income	$ 114	$ -	$ 114